Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Accounting Policies [Abstract]
Net Income (loss)	$ (1,472,407)	$ 333,179	$ (583,689)		$ 1,762,447
Net Income allocable to ordinary shares stock subject to possible redemption	(319)	(456,840)	(39,544)		(2,058,429)
Non-Redeemable Net Loss	$ (1,472,726)	$ (123,661)	$ (623,233)		$ (295,982)
Weighted average shares outstanding, basic and diluted	3,273,385	3,550,450	3,592,787	[1]	3,446,449	[1]
Basic and diluted net loss per Non-Redeemable ordinary share	$ (0.45)	$ (0.03)	$ (0.17)	[2]	$ (0.09)	[2]
Interest earned on marketable securities held in Trust Account	$ 319	$ 400,472
Unrealized gain on marketable securities held in Trust Account		56,368
Net Income allocable to ordinary shares subject to possible redemption	$ 319	$ 456,840
Basic and diluted weighted average shares outstanding	1,143,358	10,344,550
Basic and diluted net income per redeemable ordinary share	$ 0.00	$ 0.04
Basic and diluted weighted average shares outstanding	3,273,835	3,550,450

[1]	Excludes an aggregate of 767,392 and 10,344,550 shares subject to possible redemption at December 31, 2020 and 2019, respectively.
[2]	Net loss per ordinary share – basic and diluted excludes income attributable to Ordinary Shares subject to possible redemption of $39,544 and $2,058,429 for the years ended December 31, 2020 and 2019, respectively (see Note 2).